SEI INSTITUTIONAL MANAGED TRUST

Small/Mid Cap Diversified Alpha Fund
Tax-Managed Managed Volatility Fund
U.S. Managed Volatility Fund

Supplement Dated March 10, 2008
to the Class A Shares Prospectus Dated January 31, 2008

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

Change in Fund Fees and Expenses Information for Small/Mid Cap Diversified Alpha Fund

The Prospectus is hereby amended and supplemented to clarify the footnote relating to Other Expenses for the Small/Mid Cap Diversified Alpha Fund. The Fund's annual fund operating expenses information in the sub-section entitled "Fund Fees and Expenses" under the section entitled "Small/Mid Cap Diversified Alpha Fund" is hereby deleted and replaced with the following paragraphs:

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES
(Expenses deducted from Fund assets)

	Class A Shares
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	None
Other Expenses	0.75	%*
Acquired Fund Fees and Expenses	0.01	%**
Total Annual Fund Operating Expenses	1.51	%***†

*  Other expenses include interest and dividend expenses associated with securities sold short (Short Sale Expenses), which are estimated for the current fiscal year to be approximately 0.12%.

**  Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of the fees and expenses that will be incurred indirectly by the Fund through its investments in underlying funds during the current fiscal year.

***  The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund's administrator and/or the Fund's distributor voluntarily waived a portion of their fees in order to keep total direct operating expenses (exclusive of Short Sale Expenses, interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Fund's administrator's and the Fund's distributor's voluntary waivers are limited to the Fund's direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Short Sale Expenses caused the Fund's total operating expenses to exceed the specified level. The Fund's administrator and/or the Fund's distributor may discontinue all or part of these waivers at any time. In addition, the Fund may participate in a commission recapture program where Fund trades may be executed through the Fund's distributor, and a portion of the commissions paid on those trades is then used to pay Fund expenses. With these fee waivers, the Fund's actual total operating expenses were as follows:

†  The operating expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only direct operating expenses incurred by the Fund, not the indirect cost of investing in underlying funds.

Small/Mid Cap Diversified Alpha Fund — Class A Shares (after waiver)	1.30%
Small/Mid Cap Diversified Alpha Fund — Class A Shares (excluding Short Sale Expenses and after waiver and commission recapture)	1.18	%*

*  This figure assumes that the Fund's Sub-Advisers with a 30% allocation engage in short sales in an amount up to 20% (measured at the time of investment) of the value of the portion of the Fund managed by the Sub-Advisers. If the Sub-Advisers with a 30% allocation were to engage in short sales up to 30% of the Fund's value, the Short Sale Expenses would equal 0.18%.

  For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

Change in Fund Fees and Expenses Information for Tax-Managed Managed Volatility Fund

The Prospectus is hereby amended and supplemented to reflect the following change in the footnote regarding total annual fund operating expenses with fee waivers for the Tax-Managed Managed Volatility Fund. The Fund's annual fund operating expenses information in the sub-section entitled "Fund Fees and Expenses" under the section entitled "Tax-Managed Managed Volatility Fund" is hereby deleted and replaced with the following paragraphs:

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES
(Expenses deducted from Fund assets)

	Class A Shares
Investment Advisory Fees	0.65%
Distribution (12b-1) Fees	None
Other Expenses	0.62	%*
Acquired Fund Fees and Expenses	0.00	%**
Total Annual Fund Operating Expenses	1.27	%***

*  Other expenses are based on estimated amounts for the current fiscal year.

**  Represents less than one basis point. Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of the fees and expenses that will be incurred indirectly by the Fund through its investments in underlying funds during the current fiscal year.

***  The Fund's actual total annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Adviser, the Fund's administrator and/or the Fund's distributor may each voluntarily waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Adviser's, the Fund's administrator's and/or the Fund's distributor's voluntary waivers are limited to the Fund's direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Adviser, the Fund's administrator and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

Tax-Managed Managed Volatility Fund — Class A Shares	1.00%

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

Change in Fund Fees and Expenses Information for U.S. Managed Volatility Fund

The Prospectus is hereby amended and supplemented to reflect the following change in the footnote regarding total annual fund operating expenses with fee waivers for the U.S. Managed Volatility Fund. The Fund's annual fund operating expenses information in the sub-section entitled "Fund Fees and Expenses" under the section entitled "U.S. Managed Volatility Fund" is hereby deleted and replaced with the following paragraphs:

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES
(Expenses deducted from Fund assets)

	Class A Shares
Investment Advisory Fees	0.65%
Distribution (12b-1) Fees	None
Other Expenses	0.62%
Acquired Fund Fees and Expenses	0.01	%*
Total Annual Fund Operating Expenses	1.28	%**†

*  Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of the fees and expenses that will be incurred indirectly by the Fund through its investments in underlying funds during the current fiscal year.

**  The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and/or the Fund's distributor voluntarily waived a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Adviser's and/or the Fund's distributor's voluntary waivers are limited to the Fund's direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Adviser and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

U.S. Managed Volatility Fund — Class A Shares	1.00%

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

†  The operating expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-498 (2/08)

SEI INSTITUTIONAL MANAGED TRUST

Small/Mid Cap Diversified Alpha Fund
Enhanced Income Fund

Supplement Dated March 10, 2008
to the Class I Shares Prospectus Dated January 31, 2008

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus, and should be read in conjunction with such Prospectus.

Change in Fund Fees and Expenses Information for Small/Mid Cap Diversified Alpha Fund

The Prospectus is hereby amended and supplemented to clarify the footnotes relating to Other Expenses and Total Annual Fund Operating Expenses for the Small/Mid Cap Diversified Alpha Fund. The Fund's annual fund operating expenses information in the sub-section entitled "Fund Fees and Expenses" under the section entitled "Small/Mid Cap Diversified Alpha Fund" is hereby deleted and replaced with the following paragraphs:

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(Expenses deducted from Fund assets)

	Class I Shares
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	None
Other Expenses	1.00	%*
Acquired Fund Fees and Expenses	0.01	%**
Total Annual Fund Operating Expenses	1.76	%***

*  Other expenses are based on estimated amounts for the current fiscal year. Other expenses include interest and dividend expenses associated with securities sold short (Short Sale Expenses), which are estimated for the current fiscal year to be approximately 0.12%.

**  Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of the fees and expenses that will be incurred indirectly by the Fund through its investments in underlying funds during the current fiscal year.

***  The Fund's actual total annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Adviser, the Fund's administrator and/or the Fund's distributor may each voluntarily waive a portion of their fees in order to keep total direct operating expenses (exclusive of Short Sale Expenses, interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Adviser, the Fund's administrator's and/or the Fund's distributor's voluntary waivers are limited to the Fund's direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Short Sale Expenses may cause the Fund's total operating expenses to exceed the specified level. The Adviser, the Fund's administrator and/or the Fund's distributor may discontinue all or part of these waivers at any time. In addition, the Fund may participate in a commission recapture program where Fund trades may be executed through the Fund's distributor, and a portion of the commissions paid on those trades is then used to pay Fund expenses. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

Small/Mid Cap Diversified Alpha Fund—Class I Shares (after waiver)	1.55%
Small/Mid Cap Diversified Alpha Fund—Class I Shares (excluding Short Sale Expenses and after waiver and commission recapture)	1.43	%*

*  This figure assumes that the Fund's Sub-Advisers with a 30% allocation engage in short sales in an amount up to 20% (measured at the time of investment) of the value of the portion of the Fund managed by the Sub-Advisers. If the Sub-Advisers with a 30% allocation were to engage in short sales up to 30% of the Fund's value, the Short Sale Expenses would equal 0.18%.

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

Change in Fund Fees and Expenses Information for Enhanced Income Fund

The Prospectus is hereby amended and supplemented to clarify the footnote relating to Other Expenses for the Enhanced Income Fund. The Fund's annual fund operating expenses information in the sub-section entitled "Fund Fees and Expenses" under the section entitled "Enhanced Income Fund" is hereby deleted and replaced with the following paragraphs:

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(Expenses deducted from Fund assets)

	Class I Shares
Investment Advisory Fees	0.40%
Distribution (12b-1) Fees	None
Other Expenses	1.16	%*
Acquired Fund Fees and Expenses	0.01	%**
Total Annual Fund Operating Expenses	1.57	%***†

*  Other expenses are based on estimated amounts for the current fiscal year.

**  Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of the fees and expenses that will be incurred indirectly by the Fund through its investments in underlying funds during the current fiscal year.

***  The Fund's actual total annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Adviser and/or the Fund's distributor may each voluntarily waive a portion of its fee in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Adviser's and/or the distributor's voluntary waivers are limited to the Fund's direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Adviser and/or the Fund's distributor may discontinue all or part of this waiver at any time. With this fee waiver, the Fund's actual total operating expenses are expected to be as follows:

Enhanced Income Fund—Class I Shares	0.86%

†  The operating expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-499 (2/08)